ACQUISITIONS AND RELATED-PARTY TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Nov. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 01, 2009
ACQUISITIONS AND RELATED-PARTY TRANSACTIONS [Abstract]
Gain on consolidation of HS&TC		$ 0	$ 5	$ 0
Recognized identifiable assets and liabilities [Abstract]
Cash					11
Fixed assets					6
Inventory					8
Prepaid and other assets					2
Accrued and other liabilities					22
Revenue from raw sugar and molasses sold to HS&TC	$ 38			$ 45